SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Sep. 05, 2018 shares	Feb. 01, 2018 shares	Sep. 20, 2017 CNY (¥) shares	Nov. 30, 2019 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Sep. 20, 2017 $ / shares
SHAREHOLDERS' EQUITY
Cash generated from financing activities | ¥							¥ 3,130,197
Carrying value reclassified to equity | ¥							¥ 15,842,210
Common Stock
SHAREHOLDERS' EQUITY
Conversion ratio					1
Conversion of shares (in shares)			60,000,000
Issuance of new shares (in shares)							49,750,000
Shares issued and transferred to depositary bank (in shares)						18,000,000
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)					2,056,804	12,903,413
Carrying value reclassified to equity | ¥							¥ 17,339
Exercise of share options and vesting of restricted shares (Note 20) (shares)					2,056,804	12,903,413	730,000
IPO
SHAREHOLDERS' EQUITY
Cash generated from financing activities | ¥			¥ 3,151,007
Deferred IPO Costs | ¥			¥ 30,646
Preferred shares
SHAREHOLDERS' EQUITY
Conversion ratio			1
Conversion of shares (in shares)			264,034,399
Carrying value reclassified to equity | ¥							¥ 15,842,210
ADS
SHAREHOLDERS' EQUITY
Conversion of shares (in shares)			45,000,000
Conversion of shares, issuance (in shares)			45,000,000
Fair value per ADS at commitment date | $ / shares								$ 10.00
ADS | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $				$ 100
Period of share repurchase program				18 months
ADS | Over allotment
SHAREHOLDERS' EQUITY
Conversion of shares (in shares)			4,750,000
Issuance of new shares (in shares)			4,750,000
Fair value per ADS at commitment date | $ / shares								$ 10.00
ADS | Over allotment | Shareholder
SHAREHOLDERS' EQUITY
Conversion of shares (in shares)			2,000,000
Issuance of new shares (in shares)			2,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY
Conversion ratio			1
Conversion of shares (in shares)			169,959,150
Conversion of shares, issuance (in shares)			182,168,452
Shares issued and transferred to depositary bank (in shares)	2,000,000	16,000,000			18,000,000
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)					14,960,217
Number of shares options granted					3,039,783
Exercise of share options and vesting of restricted shares (Note 20) (shares)					2,056,804	12,903,413	730,000
Ordinary shares, outstanding shares					250,648,452	250,648,452
Voting rights					one
Class A ordinary shares | Common Stock
SHAREHOLDERS' EQUITY
Conversion of shares, issuance (in shares)			12,209,302
Class B ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, issuance (in shares)			94,075,249
Ordinary shares, outstanding shares					94,075,249	94,075,249
Voting rights					fifteen
Class C ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, issuance (in shares)			47,790,698
Ordinary shares, outstanding shares					47,790,698	47,790,698
Voting rights					thirty
Class C ordinary shares | Common Stock
SHAREHOLDERS' EQUITY
Conversion of shares, issuance (in shares)			47,790,698